Schedule II - Valuation And Qualifying Accounts (Schedule Of Valuation Allowance) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances, beginning balance		¥ 43,230	¥ 46,893	¥ 44,961
Additions charged to costs and expenses		32,200	28,504	37,197
Deductions	[1]	(30,194)	(32,167)	(35,265)
Valuation allowances, ending balance		45,236	43,230	46,893
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances, beginning balance		265,950	259,921	253,693
Additions charged to costs and expenses		13,574	26,839	20,473
Additions Charged to other Accounts	[2]	364	17,449	24,793
Deductions	[3]	(108,178)	(38,259)	(39,038)
Valuation allowances, ending balance		¥ 171,710	¥ 265,950	¥ 259,921

[1]	Primarily amounts written off.
[2]	Charged to other Accounts of Additions in the table above mainly consist of foreign currency translation adjustments.
[3]	Deductions in the table above mainly consist of changes in estimates of the realizability of deferred tax assets. The amounts of change in estimates of the realizability of deferred tax assets for the years ended March 31, 2014, 2015 and 2016 are presented in note 12. In addition, the deduction in the table above for the year ended March 31, 2016 includes the impact of a ¥8,069 million decrease as a result of a change in the statutory tax rate applied to the calculation of the amount of deferred tax assets and liabilities.